Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets

The balance of intangible assets consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Computer software	3,092	3,757
Less: Accumulated amortization	(1,540)	(2,388)
Intangible assets, net	1,552	1,369

Summary of Amortization Expenses of Intangible Assets	The intangible assets amortization expenses for each of the following fiscal years are as follows:
Amortization
RMB
2019	717
2020	553
2021	99
Total	1,369